SHARE BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INDEPENDENT VALUATION OF PERFORMANCE RIGHTS GRANTED

Performance rights issued during prior year

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr. Carl Stubbings	20,000,000	0.52	103,104	26,459	34,368
Mr. Kevin Camilleri	20,000,000	0.42	83,216	16,719	27,739
Total	40,000,000		186,320	43,178	62,107
Performance rights issued during prior year, that lapsed during the financial year ending June 30, 2023

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr. Michael Tonroe	40,000,000	0.73	291,428	101,043	(101,043)
Total	40,000,000		291,428	101,043	(101,043)

	Number of Performance Rights issued	Valuation per Class D (cents)	Total fair value of Class D Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr Simon Morriss	60,000,000	0.96	574,037	191,346	191,346

	Number of Performance Rights issued	Valuation per Class E (cents)	Total fair value of Class E Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr Stanley Sack	3,937,500	0.90	35,438	35,438	-

Performance rights issued during prior years, that lapsed during the financial year ending June 30, 2022

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights A$	Expense accounted for in 2021 A$	Expense accounted for during for in 2022 A$
Dr. Lindsay Wakefield	3,750,000	0.77	28,875	9,625	4,010
Dr. Jerzy Muchnicki	6,250,000	0.77	48,125	16,042	6,684
Mr. Peter Rubinstein	5,000,000	0.77	38,500	12,833	5,347
Total	15,000,000		115,500	38,500	16,041

SCHEDULE OF EXPENSES ARISING FROM SHARE-BASED PAYMENT TRANSACTIONS RECOGNIZED PART OF EMPLOYEE BENEFIT EXPENSE

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense and equity raising expenses were as follows:

	2024	2023	2022
	A$	A$	A$
Warrants to be issued H.C. Wainwright, subject to shareholder approval	101,991	134,956	-
Performance rights issued	124,177	125,500	436,119
Options issued under employee option plan	-	-	1,389
Total expenses arising from share-based payments	226,168	260,456	437,508